License and Acquisition Agreements - Regeneron License Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
License and Acquisition Agreements
Research and development		$ 20,644	$ 14,008	$ 50,475	$ 26,426	$ 56,357	$ 17,439
Regeneron Agreement
License and Acquisition Agreements
Upfront payment for exchange of rights	$ 5,000
Uncured period causes termination of the agreement, due to insolvency or bankruptcy or for material breach of the agreement by the other party that remains uncured	90 days
Research and development expense related to purchase of drug materials		$ 257	0	$ 1,835	0	208
Notice period to terminate the agreement under payment-related breaches	30 days
Consecutive suspension of activities period for termination of agreement	12 months
Period after which the agreement can be terminated	18 months
Notice period to terminate the agreement	180 days
Notice period to terminate the agreement after US marketing approval of the developed product	1 year
Notice period to terminate the agreement if products are having safety concerns	3 months
Research and development			5,000		5,000	$ 5,208
Maximum | Regeneron Agreement
License and Acquisition Agreements
Milestone payment to be paid upon regulatory milestone achievement	$ 27,500		$ 27,500		$ 27,500